Average Annual Total Returns - Natixis Funds Trust II	12 Months Ended	60 Months Ended	104 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Loomis Sayles Strategic Alpha Fund | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	1.84%	2.01%
Loomis Sayles Strategic Alpha Fund | ICE BofA 3-Month U.S. Treasury Bill Index
Prospectus [Line Items]
Average Annual Return, Percent	4.18%	3.17%	2.45%	2.18%
Loomis Sayles Strategic Alpha Fund | Classs A
Prospectus [Line Items]
Average Annual Return, Percent	3.73%	2.28%		3.47%
Loomis Sayles Strategic Alpha Fund | Classs C
Prospectus [Line Items]
Average Annual Return, Percent	6.48%	2.39%		3.29%
Loomis Sayles Strategic Alpha Fund | Classs N
Prospectus [Line Items]
Average Annual Return, Percent	8.62%	3.47%	3.93%
Loomis Sayles Strategic Alpha Fund | Classs Y
Prospectus [Line Items]
Average Annual Return, Percent	8.58%	3.42%		4.17%
Loomis Sayles Strategic Alpha Fund | Classs Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.52%	1.60%		2.64%
Loomis Sayles Strategic Alpha Fund | Classs Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.05%	1.80%		2.54%
Natixis Oakmark Fund | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.77%	14.82%
Natixis Oakmark Fund | Classs A
Prospectus [Line Items]
Average Annual Return, Percent	8.26%	13.78%		13.01%
Natixis Oakmark Fund | Classs C
Prospectus [Line Items]
Average Annual Return, Percent	13.03%	14.28%		13.00%
Natixis Oakmark Fund | Classs N
Prospectus [Line Items]
Average Annual Return, Percent	15.20%	15.51%	13.48%
Natixis Oakmark Fund | Classs Y
Prospectus [Line Items]
Average Annual Return, Percent	15.15%	15.43%		13.97%
Natixis Oakmark Fund | Classs Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.32%	13.43%		12.03%
Natixis Oakmark Fund | Classs Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.16%	12.00%		11.06%
Vaughan Nelson Mid Cap Fund | Russell Midcap® Value Index
Prospectus [Line Items]
Average Annual Return, Percent	11.05%	9.83%		9.78%
Vaughan Nelson Mid Cap Fund | Russell 3000® Index
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%		14.29%
Vaughan Nelson Mid Cap Fund | Classs A
Prospectus [Line Items]
Average Annual Return, Percent	5.67%	9.49%		8.55%
Vaughan Nelson Mid Cap Fund | Classs C
Prospectus [Line Items]
Average Annual Return, Percent	10.59%	9.98%		8.53%
Vaughan Nelson Mid Cap Fund | Classs Y
Prospectus [Line Items]
Average Annual Return, Percent	12.39%	11.08%		9.47%
Vaughan Nelson Mid Cap Fund | Classs Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.84%	7.33%		6.88%
Vaughan Nelson Mid Cap Fund | Classs Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.43%	8.08%		7.10%
Vaughan Nelson Mid Cap Fund | Classs N
Prospectus [Line Items]
Average Annual Return, Percent	12.44%	11.13%		9.54%